BALANCE SHEET	Jan. 24, 2020 USD ($)
Flying Eagle Acquisition Corp [Member]
Current asset:
Cash and cash equivalents	$ 0
Deferred offering costs	35,000
Total assets	35,000
Current liabilities:
Accrued expenses	10,928
Stockholders' equity:
Convertible preferred stock $0.0001 par value; 14 million shares authorized; Series A - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series A1 - 2 million shares authorized, issued and outstanding as of December 31, 2019 and 2018; Series B - 6 million shares authorized, issued and outstanding as of December 31, 2019 and 2018	0
Additional paid-in capital	23,275
Accumulated Deficit	(928)
Total stockholders' deficit	24,072
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	35,000
Flying Eagle Acquisition Corp [Member] | Class A common stock
Stockholders' equity:
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	0
Flying Eagle Acquisition Corp [Member] | Class B common stock
Stockholders' equity:
Common stock $0.0001 par value; 605 million shares authorized; Class A common stock - 105 million shares authorized; 99 million and 88 million shares issued and outstanding as of December 31, 2019 and 2018, respectively; Class B common stock - 500 million shares authorized; 51 million and 44 million shares issued and outstanding as of December 31, 2019 and 2018, respectively	$ 1,725